Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2016
Registrant Name	VanEck Vectors ETF Trust
Central Index Key	0001137360
Amendment Flag	false
Document Creation Date	Sep. 30, 2016
Document Effective Date	Sep. 30, 2016
Prospectus Date	Sep. 30, 2016